Note 14 - Major Customer	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of major customers [text block]
14.	MAJOR CUSTOMER

The Company had sales to a major customer in the period ended in
March 31, 2019
and
March 31, 2018,
a government agency of the People’s Republic of China. The total percentage of sales to this customer during the year was
28%
(
2018
–
56%,
2017
–
13%
) and the total percentage of accounts receivable at
March 31, 2019
was
86%
(
2018
–
89%,
2017
–
37%
).